Matthews Emerging Markets Discovery Active ETFMarch 31, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 98.9%
	Shares	Value
India: 21.9%
Bandhan Bank, Ltd.[a,b]	612,816	$913,260
Radico Khaitan, Ltd.	14,294	396,244
Cartrade Tech, Ltd.[c]	20,095	349,575
Shriram Finance, Ltd.	32,892	302,430
Bharti Hexacom, Ltd.	16,428	261,310
Phoenix Mills, Ltd.	16,215	257,512
Netweb Technologies India, Ltd.	6,028	196,941
UNO Minda, Ltd.	17,711	192,629
BlackBuck, Ltd.[c]	29,859	181,612
Inox Wind, Ltd.[c]	210,276	167,358
Senco Gold, Ltd.	56,047	164,775
GE Vernova T&D India, Ltd.	3,890	149,302
Rainbow Children’s Medicare, Ltd.	11,167	136,937
Action Construction Equipment, Ltd.	16,162	127,619
Avalon Technologies, Ltd.[a,b,c]	12,537	122,662
Amber Enterprises India, Ltd.[c]	1,167	80,578
Total India		4,000,744

Taiwan: 20.3%
Elite Material Co., Ltd.	11,000	894,589
Gold Circuit Electronics, Ltd.	27,000	726,306
ASPEED Technology, Inc.	1,000	334,689
AURAS Technology Co., Ltd.	11,000	302,440
Poya International Co., Ltd.	19,250	297,149
M31 Technology Corp.	18,600	276,353
Fortune Electric Co., Ltd.	8,800	216,628
Phison Electronics Corp.	4,000	187,676
Yageo Corp.	21,000	159,947
Formosa Sumco Technology Corp.	29,000	118,376
AP Memory Technology Corp.	8,000	110,604
Andes Technology Corp.[c]	16,000	86,081
Total Taiwan		3,710,838

South Korea: 14.3%
Eugene Technology Co., Ltd.	9,845	718,845
Hugel, Inc.[c]	4,164	660,538
HD Hyundai Co., Ltd.	3,236	510,127
KIWOOM Securities Co., Ltd.	823	222,836
BGF Retail Co., Ltd.	1,950	179,167
C&C International Co., Ltd.[c]	9,381	162,734
SNT Holdings Co., Ltd.	2,198	84,377
SNT Dynamics Co., Ltd.	2,527	80,505
Total South Korea		2,619,129

China/Hong Kong: 9.2%
Legend Biotech Corp. ADR[c]	25,297	457,623
ASMPT, Ltd.	15,400	195,048
Hongfa Technology Co., Ltd. A Shares	33,640	135,209
Flat Glass Group Co., Ltd. H Shares[c]	123,000	134,763
Centre Testing International Group Co., Ltd. A Shares	58,200	117,610
Medlive Technology Co., Ltd.[a,b]	106,500	115,191
China Conch Venture Holdings, Ltd.	79,000	115,071
Silergy Corp.	12,000	105,474
Ever Sunshine Services Group, Ltd.[b]	358,000	81,735
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[c]	23,500	75,654
Tongcheng Travel Holdings, Ltd.[b]	31,600	72,549
Hongfa Technology Co., Ltd. A Shares	11,400	45,810

	Shares	Value
Central China Securities Co., Ltd. H Shares[b]	164,000	$38,070
Total China/Hong Kong		1,689,807

Brazil: 5.8%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	380,200	270,846
Vivara Participacoes SA	50,400	250,072
Grupo SBF SA	87,000	204,757
YDUQS Participacoes SA	87,700	203,381
Empreendimentos Pague Menos S/A	109,500	130,219
Total Brazil		1,059,275

Poland: 3.3%
InPost SAc	35,158	610,877
Total Poland		610,877

Vietnam: 3.3%
Mobile World Investment Corp.	74,500	231,341
Military Commercial Joint Stock Bank	219,957	220,855
FPT Corp.	37,185	105,446
Nam Long Investment Corp.	34,272	37,729
Total Vietnam		595,371

Chile: 2.9%
Lundin Mining Corp.	12,000	298,291
Parque Arauco SA	57,310	232,012
Total Chile		530,303

South Africa: 2.6%
We Buy Cars Holdings, Ltd.	127,161	295,663
Old Mutual, Ltd.	221,908	178,900
Total South Africa		474,563

Turkey: 2.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	98,398	431,376
Total Turkey		431,376

Greece: 1.8%
Piraeus Bank SA	40,058	322,438
Total Greece		322,438

Cyprus: 1.6%
Theon International PLC	7,960	283,400
Total Cyprus		283,400

Mexico: 1.5%
Gentera SAB de CV	97,700	274,393
Total Mexico		274,393

Georgia: 1.3%
TBC Bank Group PLC	4,496	241,898
Total Georgia		241,898

Philippines: 1.2%
GT Capital Holdings, Inc.	26,540	227,174
Total Philippines		227,174

Matthews Emerging Markets Discovery Active ETFMarch 31, 2026
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Panama: 1.1%
Banco Latinoamericano de Comercio Exterior SA E Shares	4,080	$208,406
Total Panama		208,406

Argentina: 1.0%
Grupo Financiero Galicia SA ADR	3,928	183,477
Total Argentina		183,477

United Kingdom: 1.0%
Baltic Classifieds Group PLC	74,084	178,781
Total United Kingdom		178,781

Peru: 0.8%
Intercorp Financial Services, Inc.[b]	2,993	150,249
Total Peru		150,249

Saudi Arabia: 0.6%
Saudi Tadawul Group Holding Co.	3,079	114,706
Total Saudi Arabia		114,706

Bangladesh: 0.6%
BRAC Bank PLC	192,691	104,877
Total Bangladesh		104,877

Indonesia: 0.4%
PT Mitra Adiperkasa Tbk	1,059,800	75,145
Total Indonesia		75,145

TOTAL COMMON EQUITIES		18,087,227
(Cost $16,745,389)
RIGHTS: 0.0%
Brazil: 0.0%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA Rights, Expires 04/23/26[c]	55,584	319
Total Brazil		319

TOTAL RIGHTS		319
(Cost $0)
SHORT-TERM INVESTMENTS: 2.0%
	Shares	Value
Money Market Funds: 2.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[d]	369,302	$369,302
(Cost $369,302)

Total Investments: 100.9%		18,456,848
(Cost $17,114,691)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.9%)		(166,635)
Net Assets: 100.0%		$18,290,213

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $1,151,113, which is 6.29% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
d	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).